UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
               	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 February 5, 2009
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110	Third Avenue Management LLC
28-4003	Ariel Capital Management, LLC
28-10835 Brookfield Redding, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	111

Form 13F Information Table Value Total: 	$1,023,654
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at December 31, 2008

													VOTING AUTHORITY
NAME OF ISSUER	 		TITLE 		CUSIP	        Value	SHRS 	   SH/ PUT/ INVSTMT	OTHER  SOLE  SHRD  NONE
	OF CLASS				NUMBER	 	(x$1000)OR PRN	   PRN CALL DSCRETN	MNGERS
4 KIDS ENTMT INC                COM             350865101        978     498,775    SH       SOLE               498,775
ACE LTD                         SHS             CH0044328745    3460      65,380    SH       SOLE                65,380
AFLAC INC                       COM             001055102       2001      43,648    SH       SOLE                43,648
AGRIUM INC                      COM             008916108      11115     325,746    SH       SOLE               325,746
ALBANY INTL CORP                CL A            012348108       2673     208,191    SH       SOLE               208,191
AMERICAN EXPRESS CO             COM             025816109       1207      65,085    SH       SOLE                65,085
AMERIPRISE FINL INC             COM             03076C106       1018      43,580    SH       SOLE                43,580
AON CORP                        COM             037389103        251       5,500    SH       SOLE                 5,500
APPLIED MATLS INC               COM             038222105        398      39,321    SH       SOLE                39,321
AXA                             SPONSORED ADR   054536107       1236      55,000    SH       SOLE                55,000
BANK MONTREAL QUE               COM             063671101       7312     284,400    SH       SOLE               284,400
BANK NOVA SCOTIA HALIFAX        COM             064149107       8566     312,537    SH       SOLE               312,537
BANK OF AMERICA CORPORATION     COM             060505104      28190   2,002,100    SH       SOLE             2,002,100
BANK OF NEW YORK MELLON CORP    COM             064058100       1247      44,032    SH       SOLE                44,032
BARCLAYS PLC                    ADR             06738E204       1497     152,750    SH       SOLE               152,750
BCE INC                         COM NEW         05534B760       8967     433,684    SH       SOLE               433,684
BERKSHIRE HATHAWAY INC DEL      CL B            084670207        347         108    SH       SOLE                   108
BERKSHIRE HATHAWAY INC DEL      CL A            084670108      28497         295    SH       SOLE                   295
BEST BUY INC                    COM             086516101        867      30,839    SH       SOLE                30,839
BP PLC                          SPONSORED ADR   055622104       1542      33,000    SH       SOLE                33,000
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104      38757   2,539,263    SH       SOLE             2,539,263
BROOKFIELD INFRAST PARTNERS     LP INT UNIT     BMG162521014    2383     212,748    SH       SOLE               212,748
BROOKFIELD PPTYS CORP           COM             112900105       2434     318,083    SH       SOLE               318,083
CAE INC                         COM             124765108       2625     393,817    SH       SOLE               393,817
CANADIAN NATL RY CO             COM             136375102       1887      51,214    SH       SOLE                51,214
CANADIAN PAC RY LTD             COM             13645T100       2031      60,232    SH       SOLE                60,232
CAPITALSOURCE INC               COM             14055X102        139      30,000    SH       SOLE                30,000
CARNIVAL CORP                   PAIRED CTF      143658300       1083      44,550    SH       SOLE                44,550
CELESTICA INC                   SUB VTG SHS     15101Q108       1792     385,526    SH       SOLE               385,526
CISCO SYS INC                   COM             17275R102       1552      95,221    SH       SOLE                95,221
CME GROUP INC                   COM             12572Q105        411       1,975    SH       SOLE                 1,975
COCA COLA FEMSA S A B DE C V    SPON ADR REP L  191241108        970      22,300    SH       SOLE                22,300
COGENT INC                      COM             19239Y108       1737     128,000    SH       SOLE               128,000
CONOCOPHILLIPS                  COM             20825C104        681      13,150    SH       SOLE                13,150
CREDIT SUISSE GROUP             SPONSORED ADR   225401108       1342      47,500    SH       SOLE                47,500
DEUTSCHE BANK AG                NAMEN AKT       DE0005140008     643      15,800    SH       SOLE                15,800
DEUTSCHE TELEKOM AG             SPONSORED ADR   251566105        275      18,000    SH       SOLE                18,000
DUN & BRADSTREET CORP DEL NE    COM             26483E100        232       3,000    SH       SOLE                 3,000
ENCANA CORP                     COM             292505104        680      14,505    SH       SOLE                14,505
EQUIFAX INC                     COM             294429105        265      10,000    SH       SOLE                10,000
FEDEX CORP                      COM             31428X106      30513     475,655    SH       SOLE               475,655
FRANKLIN RES INC                COM             354613101      17232     270,175    SH       SOLE               270,175
GENERAL ELECTRIC CO             COM             369604103       4857     299,800    SH       SOLE               299,800
GERDAU AMERISTEEL CORP          COM             37373P105       2306     372,638    SH       SOLE               372,638
GLOBAL PMTS INC                 COM             37940X102        525      16,000    SH       SOLE                16,000
GROUPE CGI INC                  CL A SUB VTG    39945C109       2180     275,968    SH       SOLE               275,968
HARTFORD FINL SVCS GROUP INC    COM             416515104       5047     307,359    SH       SOLE               307,359
HSBC HLDGS PLC                  SPON ADR NEW    404280406      11123     228,560    SH       SOLE               228,560
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR   456788108        642      26,143    SH       SOLE                26,143
ING GROEP N V                   SPONSORED ADR   456837103       1095      98,614    SH       SOLE                98,614
INTEL CORP                      COM             458140100       1272      86,809    SH       SOLE                86,809
INTERPUBLIC GROUP COS INC       COM             460690100       7397   1,867,861    SH       SOLE             1,867,861
INVESCO LTD                     SHS             BMG491BT1088   87483   6,058,377    SH       SOLE             6,058,377
IVANHOE MINES LTD               COM             46579N103       2023     751,832    SH       SOLE               751,832
JOHNSON & JOHNSON               COM             478160104      35638     595,660    SH       SOLE               595,660
JPMORGAN & CHASE & CO           COM             46625H100      14803     469,467    SH       SOLE               469,467
LEGG MASON INC                  COM             524901105       3058     139,580    SH       SOLE               139,580
LENDER PROCESSING SVCS INC      COM             52602E102        243       8,250    SH       SOLE                 8,250
MACROVISION SOLUTIONS CORP      COM             55611C108       2506     198,123    SH       SOLE               198,123
MANULIFE FINL CORP              COM             56501R106      70051   4,093,156    SH       SOLE             4,093,156
MARATHON OIL CORP               COM             565849106       2696      98,550    SH       SOLE                98,550
MARSH & MCLENNAN COS INC        COM             571748102       3120     128,555    SH       SOLE               128,555
MCGRAW HILL COS INC             COM             580645109       2001      86,300    SH       SOLE                86,300
MERRILL LYNCH & CO INC          COM             590188108       1867     160,360    SH       SOLE               160,360
METLIFE INC                     COM             59156R108       4059     116,435    SH       SOLE               116,435
MICROSOFT CORP                  COM             594918104       3065     157,664    SH       SOLE               157,664
MONSANTO CO NEW                 COM             61166W101       1171      16,650    SH       SOLE                16,650
MOODYS CORP                     COM             615369105       2591     128,980    SH       SOLE               128,980
MORGAN STANLEY                  COM NEW         617446448       1305      81,375    SH       SOLE                81,375
NELNET INC                      CL A            64031N108       3827     267,048    SH       SOLE               267,048
NEUSTAR INC                     CL A            64126X201      10460     546,790    SH       SOLE               546,790
NEXEN INC                       COM             65334H102      35692   2,022,326    SH       SOLE             2,022,326
NOMURA HLDGS INC                SPONSORED ADR   65535H208        802      96,000    SH       SOLE                96,000
NORTHERN TR CORP                COM             665859104       6305     120,922    SH       SOLE               120,922
NYSE EURONEXT                   COM             629491101        261       9,550    SH       SOLE                 9,550
OPPENHEIMER HLDGS INC           CL A NON VTG    683797104       6865     533,016    SH       SOLE               533,016
PALL CORP                       COM             696429307       5190     182,550    SH       SOLE               182,550
PALOMAR MED TECHNOLOGIES INC    COM NEW         697529303       3567     309,380    SH       SOLE               309,380
PETRO-CDA                       COM             71644E102      22393   1,018,533    SH       SOLE             1,018,533
POSCO                           SPONSORED ADR   693483109       1923      25,550    SH       SOLE                25,550
PROCTER & GAMBLE CO             COM             742718109       8800     142,352    SH       SOLE               142,352
PROGRESSIVE CORP OHIO           COM             743315103       1563     105,510    SH       SOLE               105,510
PRUDENTIAL FINL INC             COM             744320102       5208     172,101    SH       SOLE               172,101
QUEST DIAGNOSTICS INC           COM             74834L100      38062     733,225    SH       SOLE               733,225
REGIS CORP MINN                 COM             758932107       2971     204,500    SH       SOLE               204,500
RESEARCH IN MOTION LTD          COM             760975102        863      21,200    SH       SOLE                21,200
ROYAL BK CDA MONTREAL QUE       COM             780087102      57223   1,926,505    SH       SOLE             1,926,505
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206        331       6,250    SH       SOLE                 6,250
SHAW COMMUNICATIONS INC         CL B CONV       82028K200        504     28,350     SH       SOLE                28,350
SIEMENS A G                     SPONSORED ADR   826197501       2197      29,000    SH       SOLE                29,000
SIGNET JEWELERS LIMITED         SHS             BMG812761002     180      21,250    SH       SOLE                21,250
SK TELECOM LTD                  SPONSORED ADR   78440P108       4176     229,700    SH       SOLE               229,700
STATE STR CORP                  COM             857477103        378       9,600    SH       SOLE                 9,600
STEWART INFORMATION SVCS COR    COM             860372101        235      10,000    SH       SOLE                10,000
SUN LIFE FINL INC               COM             866796105      38466   1,643,823    SH       SOLE             1,643,823
SUNCOR ENERGY INC               COM             867229106      26339   1,349,564    SH       SOLE             1,349,564
SYNCORA HOLDINGS LTD            SHS             BMG8649T1099     221   1,297,767    SH       SOLE             1,297,767
TALISMAN ENERGY INC             COM             87425E103       2217     221,203    SH       SOLE               221,203
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209       3468      81,489    SH       SOLE                81,489
THOMSON REUTERS CORP            COM             884903105      59297   2,024,351    SH       SOLE             2,024,351
TIM HORTONS INC                 COM             88706M103       2772      96,550    SH       SOLE                96,550
TORONTO DOMINION BK ONT         COM NEW         891160509     136446   3,816,603    SH       SOLE             3,816,603
TOTAL SYS SVCS INC              COM             891906109        175      12,500    SH       SOLE                12,500
TOYOTA MOTOR CORP               SP ADR REP2COM  892331307       1675      25,600    SH       SOLE                25,600
UBS AG                          SHS NEW         CH0024899483    3964     282,605    SH       SOLE               282,605
VERISIGN INC                    COM             92343E102       4493     235,463    SH       SOLE               235,463
VISA INC                        COM CL A        92826C839        483       9,200    SH       SOLE                 9,200
WELLS FARGO & CO NEW            COM             949746101      25794     874,996    SH       SOLE               874,996
WESTERN UN CO                   COM             959802109        430      30,000    SH       SOLE                30,000
WILLIS GROUP HOLDINGS LTD       SHS             BMG966551084     903      36,300    SH       SOLE                36,300
WYETH                           COM             983024100       1378      36,750    SH       SOLE                36,750

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